UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2008

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Holdings, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-13172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA    November 14, 2008
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]


Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-02246                Marc C. Cohodes

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                             ---------------
Form 13F Information Table Entry Total:       17
                                             ---------------
Form 13F Information Table Value Total:       $3,466,558
                                              --------------
                                              (thousands)

List of Other Included Managers:

Form 13F File Number    Name

28-12033                ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                      COM      005125109    129,906   10,359,357    SH           Sole        1     10,359,357
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC      COM      00763M108    156,671    8,811,635    SH           Sole        1      8,811,635
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEM CORP        COM      018581108    298,306    4,706,620    SH           Sole        1      4,706,620
-----------------------------------------------------------------------------------------------------------------------------------
CHIMERA INVESTMENT CORPORATION   COM      16934Q109     28,148    4,532,628    SH           Sole        1      4,532,628
-----------------------------------------------------------------------------------------------------------------------------------
DRESSER RAND GROUP INC           COM      261608103    125,880    4,000,000    SH           Sole        1      4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
EQUIFAX INC                      COM      294429105    377,185   10,948,768    SH           Sole        1     10,948,768
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A       COM      366651107    471,517   20,790,013    SH           Sole        1     20,790,013
-----------------------------------------------------------------------------------------------------------------------------------
GEVITY HR INC                    COM      374393106     23,961    3,291,326    SH           Sole        1      3,291,326
-----------------------------------------------------------------------------------------------------------------------------------
MCGRAW HILL INC                  COM      580645109    132,115    4,179,525    SH           Sole        1      4,179,525
-----------------------------------------------------------------------------------------------------------------------------------
MDS INC                          COM      55269P302    276,137   23,107,700    SH           Sole        1     23,107,700
-----------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                      COM      615369105     76,903    2,261,859    SH           Sole        1      2,261,859
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                     COM      681904108    283,680    9,860,266    SH           Sole        1      9,860,266
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                    COM      803111103    482,653   38,214,771    SH           Sole        1     38,214,771
-----------------------------------------------------------------------------------------------------------------------------------
SEALY CORPORATION                COM      812139301     19,715    3,051,852    SH           Sole        1      3,051,852
-----------------------------------------------------------------------------------------------------------------------------------
THOMSON REUTERS CORP             COM      884903105    233,305   10,541,806    SH           Sole        1     10,541,806
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL     COM      91911X104    271,049   13,241,300    SH           Sole        1     13,241,300
-----------------------------------------------------------------------------------------------------------------------------------
WARNER CHILCOTT LIMITED          COM	  G9435N108     79,427    5,253,137    SH           Sole        1      5,253,137
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